Long-term debt - Terms of Revolving Credit Facility (Details) - CAD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Apr. 26, 2022
Revolving credit facility
Disclosure of Long-term Debt
Total facility amount	$ 1,600,000	$ 1,600,000
Amount drawn		(147,666)
Letters of credit outstanding	(18,116)	(13,527)
Unutilized capacity	$ 1,581,884	$ 1,438,807
Senior unsecured notes 2030
Disclosure of Long-term Debt
Total facility amount			$ 400,000